CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net loss	$ (197,230)	$ (85,405)	$ (106,873)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	54,198	58,529	39,352
Amortization of deferred financing costs and debt discount	618	1,612	1,943
Accretion of investments			(38)
Equity-based compensation	49,673	3,342	1,882
Change in fair value of warrant liability	(17,951)
Provision for expected credit losses	3,264	7,119	567
Loss on extinguishment of debt	2,379
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(21,923)	14,506	1,412
Other receivables	144	6,968	(4,942)
Parts and supplies inventories	(3,418)	(636)	(70)
Prepaid expenses and other	(11,360)	(418)	(3,276)
Other non-current assets	(34,218)	877	734
Operating lease liabilities, net	(1,949)	1,094	961
Accounts payable	13,116	(13,868)	6,728
Accrued expenses	14,616	(6,080)	6,376
Other current liabilities	1,089	460
Other non-current liabilities	(3,385)	3,415	231
Deferred revenue	278,827	218,129	30,134
Net cash provided by (used in) operating activities	126,490	209,644	(24,879)
INVESTING ACTIVITIES:
Purchases of property and equipment	(15,234)	(7,109)	(4,146)
Acquisition of businesses, net of cash acquired	7,844	97,104	(28,329)
Purchases of aircraft held for sale	(31,669)
Sales of aircraft held for sale	13,568
Cash paid for asset acquisition			(14,422)
Capitalized software development costs	(13,179)	(8,415)	(3,923)
Purchases of investments			(2,483)
Proceeds from sales and maturities of investments			11,987
Net cash (used in) provided by investing activities	(38,670)	81,580	(41,316)
FINANCING ACTIVITIES:
Proceeds from stock option exercises	2,107
Proceeds from Business Combination and PIPE Investment	656,304
Transaction costs in connection with the Business Combination and PIPE Investment	(70,406)
Proceeds from long-term debt		755
Repayments of long-term debt	(214,081)	(63,450)	(37,706)
Loans to employees	102	(93)	(78)
Capital contributions			128,167
Payments of offering costs			(3,000)
Net cash provided by (used in) financing activities	374,026	(62,788)	87,383
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	461,846	228,436	21,188
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	324,876	96,440	75,252
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	786,722	324,876	96,440
CASH PAID DURING THE PERIOD FOR:
Interest	11,661	21,717	28,369
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for asset acquisition of Avianis Systems LLC			$ 3,822
Assumption of warrant liability in Business Combination	28,219
Delta Private Jets LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for business acquisition		427,007
Gama Aviation LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for business acquisition		$ 32,638
Mountain Aviation
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for business acquisition	$ 30,172